INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 9. INTANGIBLE ASSETS

Amortization expense was $355,795 and $307,191 for the three month period ended September 30, 2025 and September 30, 2024, respectively.

Intangible Assets of the company at September 30, 202 and June 30, 2025 are summarized as follows:

		September 30, 2025
	Est useful		Accumulated	Impairment
	life	Cost	Amortization	of Asset	Net
Goodwill	Indefinite	$6,142,525	$—	$—	$6,142,525
Pacsquare assets – Proprietary Software	10 years	1,928,800	(192,299)	—	1,736,501
Customer Lists	12 years	14,625,000	(2,000,086)	—	12,624,914
Intangible Assets		$22,696,325	$(2,192,385)	$—	$20,503,940

		June 30, 2025
	Est useful		Accumulated	Impairment
	life	Cost	Amortization	of Asset	Net
Goodwill	Indefinite	$6,142,525	$—	$—	$6,142,525
Developed technology	10 years	1,928,800	(143,696)	—	1,785,104
Customer Lists	12 years	14,625,000	(1,692,894)	—	12,932,106
Intangible Assets		$22,696,325	$(1,836,590)	$—	$20,859,735

Below is a summary of the amortization of intangible assets for the next five years:

Fiscal Year	Amount
June 30, 2026	$1,055,782
June 30, 2027	1,411,577
June 30, 2028	1,414,916
June 30, 2029	1,414,577
June 30, 2030	1,411,577
Thereafter	7,655,985

NOTE 12. INTANGIBLE ASSETS

Pacsquare Purchase Agreement

Pursuant to the transactions contemplated by a letter of intent, on February 16, 2024, AtlasClear and Pacsquare entered into a Source Code Purchase Agreement and Master Services Agreement (the “Pacsquare Purchase Agreement”), pursuant to which AtlasClear acquired the AtlasClear Platform. Pursuant to the Pacsquare Purchase Agreement, Pacsquare will develop, implement and launch the AtlasClear Platform and provide maintenance and support services as described in the agreement. The Pacsquare Purchase Agreement provides that Pacsquare will develop and deliver to AtlasClear the Level 1 equities trading platform and that it will develop and deliver all modules of the clearing platform within 12 months of signing the Pacsquare Purchase Agreement. AtlasClear owns all the intellectual property relating to the AtlasClear Platform, including the software and source code. The Pacsquare Purchase Agreement also granted AtlasClear a right of first refusal to any products or services that relate to trading, settlement, clearance or any other business of AtlasClear that Pacsquare proposes to offer to other persons. The purchase price for the assets was $4.8 million as follows: (i) $1.9 million, consisting of (A) $100,000 payable in a cash upon delivery of the source code and execution of the Pacsquare Purchase Agreement; (B) $850,000 payable in shares of Common Stock at a price of $6.00 per share; and (C) $950,000 to be paid in four monthly installments of $237,500, payable in shares of Common Stock at the price per share on the day of issuance and (ii) $2.7 million to be paid ratably on a module-by-module basis upon delivery and acceptance of each of the AtlasClear Platform modules. AtlasClear has sole discretion to determine whether any of the foregoing payments will be made in cash or shares of Common Stock. On June 10, 2025 the Company and Pacsquare entered into a Software Development and License agreement, where the parties agreed to supersede and replace the Pacsquare Purchase Agreement and to fully release one another form any and all obligations or claims arising from or pursuant to the prior agreement. Refer to Note 9 for additional discussion related to the Software Development and License agreement.

As of June 30, 2024, the Company has issued 5,600 shares of Common Stock, 2,361 of which were valued at $360 per share valued at $850,000, per agreed upon terms. 3,239 valued at $90 per share valued at $291,500 based on the fair value of common stock on March 12, 2024, the date the shares were issued pursuant to the terms of the Pacsquare Purchase Agreement. The Company paid $500,000 in cash and accrued $85,000 in accounts payable for total carrying value of $1,726,500. During year ended June 30, 2025, the Company issued 8,333 shares valued at $122,300 on issuance date to Pacsquare as additional consideration towards the AtlasClear platform and accrued and additional $80,000 in accrued invoices received, bringing the balance to $1,928,800 as of June 30, 2025. Of the $165,000 accrued as of March 31, 2025, the Company paid $125,000 in cash leaving $40,000 payable included in accounts payable. The AtlasClear platform commenced utilization as of the quarter ended December 31, 2024 as such amortization expense for the year ended June 30, 2025 is $143,696 and zero for the transition period ended June 30, 2024. The Company anticipates a useful life of 10 years.

Intangible Assets of the Company at June 30, 2025 are summarized as follows:

		June 30, 2025
	Est useful		Accumulated	Impairment
	life	Cost	Amortization	of Asset	Net

Goodwill	Indefinite	$6,142,525	$—	$—	$6,142,525
Developed technology	10 years	1,928,800	(143,696)	—	1,785,104
Customer Lists	12 years	14,625,000	(1,692,894)	—	12,932,106
Intangible Assets		$22,696,325	$(1,836,590)	$—	$20,859,735

		June 30, 2024
	Est useful		Accumulated	Impairment
	life	Cost	Amortization	of Asset	Net

Goodwill	Indefinite	$6,142,525	$—	$—	$6,142,525
Developed technology	10 years	1,726,500	—	—	1,726,500
Technology acquired	zero years	18,163,044	(317,231)	(17,845,813)	—
Customer Lists	12 years	14,625,000	(474,144)	—	14,150,856
Intangible Assets		$40,657,069	$(791,375)	$(17,845,813)	$22,019,881

Below is a summary of the amortization of intangible assets for the next five years:

Year	Amount
June 30, 2026	$1,411,577
June 30, 2027	1,411,577
June 30, 2028	1,414,916
June 30, 2029	1,411,577
June 30, 2030	1,411,577
Thereafter	7,655,985